DERIVATIVE LIABILITY (Tables)	2 Months Ended
Mar. 31, 2024
Earn out shares [Member]
Derivative [Line Items]
Schedule of continuity of derivative liabilities [Table Text Block]
Earn out shares
$
Balance, January 31, 2023	239,700
Loss on change in fair value of derivative liability	451,372
Settlement	(575,136)
Effect of foreign exchange	(7,703)
Balance, January 31, 2024	108,233
Gain on change in fair value of derivative liability	(22,189)
Effect of foreign exchange	(1,173)
Balance, March 31, 2024	84,871